Redeemable Noncontrolling Interests in Operating Partnership (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Feb. 26, 2019	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Redeemable Noncontrolling Interest [Line Items]
Common unit limited partnership interest redemption for common stock (in shares)		1	1
Awards outstanding (in shares)		500,000
Hilton Santa Cruz/Scotts Valley
Redeemable Noncontrolling Interest [Line Items]
Issuance of units for hotel acquisition (in shares)	1,500,000
Partnership Interest
Redeemable Noncontrolling Interest [Line Items]
Units converted to common shares (in shares)			0	0	21,000
Common Units | Partnership Interest
Redeemable Noncontrolling Interest [Line Items]
Units converted to common shares (in shares)			0	0	21,000
LTIP units
Redeemable Noncontrolling Interest [Line Items]
Vesting period		3 years
Common partnership unit per converted Long-Term Incentive Plan unit (in shares)		1	1
Awards outstanding (in shares)		275,000
Unamortized cost of unvested shares			$ 2,700
Period of unamortized cost with be expensed			2 years 2 months 12 days
Period of recognition for unamortized shares			1 year 3 months 18 days
LTIP units | Common Units
Redeemable Noncontrolling Interest [Line Items]
Fair value					$ 161
LTIP units | Minimum
Redeemable Noncontrolling Interest [Line Items]
Vesting period		3 years	3 years
LTIP units | Maximum
Redeemable Noncontrolling Interest [Line Items]
Vesting period		5 years	5 years
Performance Long Term Incentive Plan Units
Redeemable Noncontrolling Interest [Line Items]
Vesting period		3 years
Awards outstanding (in shares)		1,300,000	1,900,000
Shares canceled (in shares)		1,100,000
Units which have not reached parity (in shares)		500,000	0
Unamortized cost of unvested shares			$ 2,400
Period of unamortized cost with be expensed			2 years
Period of recognition for unamortized shares			8 months 12 days
Performance Long Term Incentive Plan Units | Minimum
Redeemable Noncontrolling Interest [Line Items]
Performance adjustment range		0.00%	0.00%
Performance Long Term Incentive Plan Units | Maximum
Redeemable Noncontrolling Interest [Line Items]
Performance adjustment range		200.00%	200.00%
Shares canceled (in shares)				739,000
Long Term Incentive Plan Units
Redeemable Noncontrolling Interest [Line Items]
Shares issued (in shares)		11,600,000	11,900,000
Units which have not reached parity (in shares)		1,500,000	769,000